Acquisitions - Supplemental Pro-forma Financial Information of Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Acquisitions Supplemental Proforma Financial Information Of Acquisitions [Abstract]
Net sales	$ 4,216.0	$ 4,247.0
Income before income taxes	$ 24.1	$ 20.4